Derivative Financial Instruments Credit Risk Contingent Features - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative, Fair Value, Net
Derivative, Net Liability Position, Aggregate Fair Value	$ 163,035	$ 153,337	$ 24,949
Collateral Already Posted, Aggregate Fair Value	$ 209,772	$ 170,656	$ 30,910